Earnings (Loss) Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Earnings (Loss) Per Share [Abstract]
EARNINGS (LOSS) PER SHARE

NOTE 11—EARNINGS (LOSS) PER SHARE

The computation of weighted average shares outstanding and the basic and diluted earnings (loss) per common share for the following periods consisted of the following (in thousands, except share and per share amounts):

	For the Three Months Ended		For the Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2023	2022	2023	2022
Basic Earnings (Loss) Per Share

Net income (loss)	$(6,634)	$(5,184)	$(8,391)	$(3,657)
Basic weighted average common shares outstanding	2,109,398	2,104,558	2,108,811	2,115,846
Basic earnings (loss) per share	$(3.14)	$(2.46)	$(3.98)	$(1.73)

Effect of dilutive stock options and warrants	-	-	-	-
Diluted weighted average common shares outstanding	2,109,398	2,104,558	2,108,811	2,115,846

Diluted earnings (loss) per share	$(3.14)	$(2.46)	$(3.98)	$(1.73)

For the three and nine months ended September 30, 2023 and 2022, there were 1,852,015 and 1,871,333, respectively, potentially diluted options and warrants were excluded from the diluted EPS calculations as their effect is anti-dilutive.

NOTE 16—EARNINGS (LOSS) PER SHARE

The computation of weighted average shares outstanding and the basic loss per common share for the following periods consisted of the following (in thousands, except per share amounts):

	December 31,	December 31,
	2022	2021
Basic Loss Per Share

Net loss	$(125,965)	$(7,582)
Weighted average common shares outstanding	2,128,734	1,290,566

Basic loss per share	$(59.17)	$(5.87)

Diluted Loss Per Share

Weighted average common shares outstanding	2,128,734	1,290,566
Effect of dilutive stock options and warrants	-	-

Total potential shares outstanding	2,128,734	1,290,566

Diluted loss per share	$(59.17)	$(5.87)

For the year ended December 31, 2022 and 2021, there were 1,851,038 potential common share equivalents from warrants and options excluded from the diluted earnings per share calculations as their effect is anti-dilutive.